Refundable Reserach Development and Income Taxes - Schedule of Effective Income Tax Rate Provision Differs Amount from Statutory U.S. Federal Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense Benefit Continuing Operations [Abstract]
Statutory U.S. federal income tax, Percentage of income before income taxes	35.00%	34.00%	34.00%
State income taxes, net of federal benefit, Percentage of income before income taxes	3.30%	3.50%	1.50%
Change in valuation allowances, Percentage of income before income taxes	(20.80%)	(46.40%)	(14.90%)
Re-measurement of deferred taxes, Percentage of income before income taxes	(31.90%)
Tax credits, Percentage of income before income taxes	7.70%	10.80%	1.10%
Acquisition Accounting, Percentage of income before income taxes			(19.40%)
Permanent and other, Percentage of income before income taxes	6.70%	(1.90%)	(2.30%)